Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Finance Costs [Abstract]
Interest on lease liabilities	$ 1,019	$ 286
Collaboration interest-bearing advanced funding	14,955	5,649
Total	$ 15,974	$ 5,935